Long-Term Equity Investments - Summary of Warrants Held (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Long Term Investments - warrants held [Line Items]
Long-term investments - warrants held	$ 13	$ 13	$ 124
Fair value adjustment on share purchase warrants held	12	111
Kutcho [member]
Long Term Investments - warrants held [Line Items]
Long-term investments - warrants held	13	13	$ 124
Fair value adjustment on share purchase warrants held	$ (12)	$ (111)